BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
BRANDES INSTITIONAL EMERGING MARKETS FUND

Supplement dated May 30, 2012 to the
Prospectus dated January 31, 2012, as supplemented March 13, 2012

Effective June 1, 2012, the Board of Trustees of Brandes Investment Trust (the “Board”) has approved the reduction of the expense caps for the Brandes Institutional International Equity Fund (the “Fund”).  Accordingly, the fees and expenses table on page 6 of the Prospectus for the Fund is deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

	Class I	Class E	Class S
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses
Shareholder Servicing Fees	N/A	0.25%	None
Other Expenses	0.14%	0.14%	0.14%
Total Other Expenses	0.14%	0.39%	0.14%

Total Annual Fund Operating Expenses(1)	1.14%	1.39%	1.39%
Less: Fee Waiver and/or Expense Reimbursement	-0.09%	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.05%	1.30%	1.30%

(1)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund.  Class E shares of the Fund are subject to annual shareholder servicing fees of up to 0.25% of average daily net assets; however during the fiscal year ended September 30, 2011, the Fund only charged 0.18% of average daily net assets for shareholder servicing fees.

(2)
The Advisor has contractually agreed to limit the International Fund’s Class I, Class E and Class S annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.05% for Class I and 1.30% for Class E and Class S as percentages of the Fund’s respective classes’ average daily net assets through January 31, 2013 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps or any lower expense caps in effect at the time of the reimbursement.

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Example
This Example is intended to help you compare the costs of investing in the International Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$353	$619	$1,378
Class E	$132	$431	$752	$1,661
Class S	$132	$431	$752	$1,661

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The following paragraph and table replaces the information found on page 27 of the Prospectus:

The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund through January 31, 2013, to the extent necessary to ensure that the operating expenses of each Class do not exceed the percentage of average daily net assets shown in the table below (the “Expense Caps”).  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class I	Class E	Class S
Global Fund	1.00%	1.25%	1.25%
International Fund	1.05%	1.30%	1.30%
Emerging Markets Fund	1.12%	N/A	1.37%
International Small Cap Fund	1.15%	N/A	1.40%

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Effective June 1, 2012, the Board has also approved an amendment to the Advisor’s investment advisory agreement; accordingly, the following replaces the third paragraph on page 27 of the Prospectus:

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Funds, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives a percentage of each Fund’s average daily net assets, payable on a monthly basis from each Fund at the following annual rates:

Fund	Management Fee
Global Fund	0.80%
International Fund	1.00% on average daily net assets under $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.80% on average daily net assets greater than $5.0 billion
Emerging Markets Fund	0.95%
International Small Cap Fund	0.95%

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Additionally, the following paragraph replaces the second paragraph on page 11 of the Prospectus with respect to the Emerging Markets Fund:

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the “intrinsic” value of a company based on measurable data such as a company’s earnings, book value, and cash flow, for instance.  By buying equity securities at what it believes are favorable prices to intrinsic value, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.  The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

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Please retain this Supplement with your Prospectus.

3

BRANDES INSTITUTIONAL CORE PLUS FIXED INCOME FUND
BRANDES CREDIT FOCUS YIELD FUND

Supplement dated May 30, 2012 to the
Prospectus dated January 31, 2012

Effective May 1, 2012, Timothy M. Doyle, CFA, has been added as a named portfolio manager of the Brandes Institutional Core Plus Fixed Income Fund and the Brandes Credit Focus Yield Fund.

Accordingly, the following replaces the disclosure on page 6 of the Prospectus with respect to the Brandes Institutional Core Plus Fixed Income Fund:

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2007
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2007
Timothy M. Doyle, CFA	Fixed Income Associate Portfolio Manager/Analyst	2012

The following replaces the disclosure on page 12 of the Prospectus with respect to the Brandes Credit Focus Yield Fund:

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2012
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2012
Timothy M. Doyle, CFA	Fixed Income Associate Portfolio Manager/Analyst	2012

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The following replaces the disclosure on page 20 of the Prospectus:

The following are the three members of the Fixed Income Investment Committee who are jointly responsible for the day-to-day management of the Trust:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Charles S. Gramling, CFA	Since inception Core Plus Fixed Income Fund (2007) Credit Focus Yield Fund (2012)
Charles S. Gramling, CFA
Director of Fixed Income
Chuck Gramling is head of the Fixed Income Group and a member of the Fixed Income Investment Committee.  Before joining Brandes, he was a Senior Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management), where he primarily managed insurance, reinsurance, co-mingled fixed income portfolios, and led teams of investment professionals dedicated to monitoring and trading various sectors of the fixed-income market. Prior to that, Mr. Gramling provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company. Mr. Gramling also has public accounting experience. He earned his BS in accounting from Marquette University and is a member of the Milwaukee Investment Analyst Society. He has 19 years of investment experience.

Director of Fixed Income, Brandes Investment Partners 2004 – Present
Fixed Income Portfolio Manager, Brandes Investment Partners 1999-2004

David J. Gilson, CFA	Since inception Core Plus Fixed Income Fund (2007) Credit Focus Yield Fund (2012)
David J. Gilson, CFA
Associate Portfolio Manager/Analyst
Dave Gilson is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group. He is also a member of the Fixed Income Investment Committee.  Before joining Brandes, Mr. Gilson was a consultant to corporations in turnaround situations and was the CFO of a small consumer product business. He has worked as a Bond Analyst covering high-yield media and telecommunications credits at Fleet Securities and BancAmerica Robertson Stephens.  He was also an Associate Fund Manager and Senior Analyst responsible for high-yield funds and an equity hedge fund at American Express Financial Advisors. Mr. Gilson earned his BBA from Baylor University and is a member of the Milwaukee Investment Analyst Society. He has 24 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present
President, VALUE Restoration, Inc. 2001 - 2002
Chief Financial Officer, James Page Brewing Company 1999-2000

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Timothy M. Doyle, CFA	Since 2012 Core Plus Fixed Income Fund Credit Focus Yield Fund
Timothy M. Doyle, CFA
Associate Portfolio Manager/Analyst
Tim Doyle is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group. He is involved in strategy, portfolio management and trading.  Before joining Brandes, Mr. Doyle as an Assistant Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management).  He was also the leader of the U.S. Government/U.S. Agency Sector Team and a member of that firm’s Investment Policy Committee.  Mr. Doyle earned his BS in finance from Marquette University and his MBA in finance and economics from Loyola University.  He is a member of the Milwaukee Investment Analyst Society and has 17 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present
Fixed Income Associate Portfolio Manager/Analyst, Branded Fixed Income Partners 2000-2002

Please retain this Supplement with your Prospectus.

3

SEPARATELY MANAGED ACCOUNT RESERVE TRUST

Supplement dated May 30, 2012 to the
Prospectus dated January 31, 2012

Effective May 1, 2012, Timothy M. Doyle, CFA, has been added as a named portfolio manager of the Separately Managed Account Reserve Trust.  Accordingly, the following replaces the disclosure on page 6 of the Prospectus:

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2007
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2007
Timothy M. Doyle, CFA	Fixed Income Associate Portfolio Manager/Analyst	2012

The following replaces the disclosure on pages 11 and 12 of the Prospectus:

The following are the three members of the Fixed Income Investment Committee who are jointly responsible for the day-to-day management of the Trust:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Charles S. Gramling, CFA	Since inception
Charles S. Gramling, CFA
Director of Fixed Income
Chuck Gramling is head of the Fixed Income Group and a member of the Fixed Income Investment Committee.  Before joining Brandes, he was a Senior Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management), where he primarily managed insurance, reinsurance, co-mingled fixed income portfolios, and led teams of investment professionals dedicated to monitoring and trading various sectors of the fixed-income market. Prior to that, Mr. Gramling provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company. Mr. Gramling also has public accounting experience. He earned his BS in accounting from Marquette University and is a member of the Milwaukee Investment Analyst Society. He has 19 years of investment experience.

Director of Fixed Income, Brandes Investment Partners 2004 – Present
Fixed Income Portfolio Manager, Brandes Investment Partners 1999-2004

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
David J. Gilson, CFA	Since inception
David J. Gilson, CFA
Associate Portfolio Manager/Analyst
Dave Gilson is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group. He is also a member of the Fixed Income Investment Committee.  Before joining Brandes, Mr. Gilson was a consultant to corporations in turnaround situations and was the CFO of a small consumer product business. He has worked as a Bond Analyst covering high-yield media and telecommunications credits at Fleet Securities and BancAmerica Robertson Stephens.  He was also an Associate Fund Manager and Senior Analyst responsible for high-yield funds and an equity hedge fund at American Express Financial Advisors. Mr. Gilson earned his BBA from Baylor University and is a member of the Milwaukee Investment Analyst Society. He has 24 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present
President, VALUE Restoration, Inc. 2001 - 2002
Chief Financial Officer, James Page Brewing Company 1999-2000

Timothy M. Doyle, CFA	Since 2012
Timothy M. Doyle, CFA
Associate Portfolio Manager/Analyst
Tim Doyle is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group. He is involved in strategy, portfolio management and trading.  Before joining Brandes, Mr. Doyle as an Assistant Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management).  He was also the leader of the U.S. Government/U.S. Agency Sector Team and a member of that firm’s Investment Policy Committee.  Mr. Doyle earned his BS in finance from Marquette University and his MBA in finance and economics from Loyola University.  He is a member of the Milwaukee Investment Analyst Society and has 17 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present
Fixed Income Associate Portfolio Manager/Analyst, Branded Fixed Income Partners 2000-2002

Please retain this Supplement with your Prospectus.

2

BRANDES INSTITUTIONAL CORE PLUS FIXED INCOME FUND
BRANDES CREDIT FOCUS YIELD FUND
BRANDES INSTITUTIONAL GLOBAL EQUITY FUND
BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
BRANDES INSTITUTIONAL EMERGING MARKETS FUND
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
SEPARATELY MANAGED ACCOUNT RESERVE TRUST

Supplement dated May 30, 2012 to the
Statement of Additional Information
dated January 31, 2012, as supplemented March 13, 2012

Effective immediately, DeWitt F. Bowman, CFA has announced his retirement from his position as Trustee with the Board of Trustees of Brandes Investment Trust (the “Board”).  Jean Carter has assumed the position of Lead Independent Trustee and Robert M. Fitzgerald has assumed the position of Audit Committee Chair.  Accordingly, all references to Mr. Bowman in the Statement of Additional Information are hereby deleted.

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Effective June 1, 2012, the Board has approved the reduction of the expense caps for the Brandes Institutional International Equity Fund (the “Fund”).  Accordingly, the following section on pageB-61 of the Statement of Additional Information for the Fund is deleted and replaced with the following:

The Advisor has agreed that it will waive management fees and reimburse operating expenses of each Fund to the extent necessary to ensure that the expenses of the Fund do not exceed the amounts shown below during each fiscal year for the respective class (the “Expense Cap”).  Such agreement is currently in effect through January 31, 2013:

	Expense Caps
Fund	Class I	Class E	Class S
Core Plus Fund	0.50%	0.70%	0.70%
Credit Focus Yield Fund	0.70%	N/A	0.95%
Global Equity Fund	1.00%	1.25%	1.25%
International Equity Fund	1.05%	1.30%	1.30%
International Small Cap Fund	1.15%	N/A	1.40%
Emerging Markets Fund	1.12%	N/A	1.37%
SMART Fund	N/A	N/A	N/A

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The following replaces the disclosure on page B-63 of the Statement of Additional Information:

Portfolio Managers

The following includes information regarding the Funds’ portfolio managers and the accounts managed by each of them as of March 31, 2012.

Core Plus Fund
Credit Focus Yield Fund

The following chart provides information regarding other accounts managed by the Core Plus Fund’s and the Credit Focus Yield Fund’s portfolio managers as of March 31, 2012.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Charles S. Gramling, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 10 Other accounts: 14 (Managed by Fixed Income Investment Committee) Total accounts: 27	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $53 million Other pooled investment vehicles: approximately $251 million Other accounts: approximately $297 million
David J. Gilson, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 10 Other accounts: 14 (Managed by Fixed Income Investment Committee) Total accounts: 27	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $53 million Other pooled investment vehicles: approximately $251 million Other accounts: approximately $297 million
Timothy M. Doyle, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 10 Other accounts: 14 (Managed by Fixed Income Investment Committee) Total accounts: 27	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $53 million Other pooled investment vehicles: approximately $251 million Other accounts: approximately $297 million

The following replaces the disclosure on page B-68 of the Statement of Additional Information:

SMART Fund

The following chart provides information regarding other accounts managed by the SMART Fund’s portfolio managers as of March 31, 2012.

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Charles S. Gramling, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 10 Other accounts: 14 (Managed by Fixed Income Investment Committee) Total accounts: 27	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $53 million Other pooled investment vehicles: approximately $251 million Other accounts: approximately $297 million
David J. Gilson, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 10 Other accounts: 14 (Managed by Fixed Income Investment Committee) Total accounts: 27	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $53 million Other pooled investment vehicles: approximately $251 million Other accounts: approximately $297 million

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Timothy M. Doyle, CFA	Registered Mutual Funds: 3 Other pooled investment vehicles: 10 Other accounts: 14 (Managed by Fixed Income Investment Committee) Total accounts: 27	Registered Investment Companies, other pooled investment vehicles and other accounts.	The advisory fees for these accounts are not based on the performance of the account.	Registered Mutual Funds: approximately $53 million Other pooled investment vehicles: approximately $251 million Other accounts: approximately $297 million

The following replaces the disclosure on page B-71 of the Statement of Additional Information:

Security Ownership of the Funds by the Portfolio Managers

As of March 12, 2012, Ralph Birchmeier owned shares in an amount between $100,001 and $500,000 and Robert J. Gallagher owned shares in an amount between $500,001 and $1,000,000 in the International Small Cap Fund.  As of May 29, 2012, Timothy Doyle owned shares in an amount between $10,001 and $50,000 in the Core Plus Fixed Income Fund.  None of the other portfolio managers owned shares of the Funds as of March 12, 2012.

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Please retain this Supplement with your Statement of Additional Information.